Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of the major related parties and their relationships with the Group
The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Lexin and its subsidiaries (“Lexin Group”) (*)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group
JD Digits	An entity and its subsidiaries controlled by the Founder
Yixin and its subsidiaries (“Yixin Group”)	An investee of the Group
Core Fund	An investee of the Group
AiHuiShou and its subsidiaries (“AiHuiShou Group”)	An investee of the Group

(*)	As the Group was no longer the major vendor of Lexin Group and the Group had no significant influence on it, Lexin Group was not recognized as the Group’s related party in the years of 2018 and 2019.

Schedule of the major related party transactions
(a) The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues:
Services provided and products sold to Lexin Group	543,304	—	—
Commission from cooperation on advertising business with Tencent Group (**)	260,572	345,186	287,926
Services provided and products sold to Tencent Group(**)	31,505	276,728	398,700
Services provided and products sold to Dada Group	100,360	122,326	132,585
Services provided and products sold to AiHuiShou Group	—	8,781	349,257
Traffic support, marketing and promotion services provided to Bitauto Group	609,055	608,844	606,593
Traffic support, marketing and promotion services provided to Tuniu Group	132,042	132,008	131,621
Services provided and products sold to JD Digits	271,813	449,093	342,270
Operating expenses:
Services received and purchases from Tencent Group(**)	674,727	1,175,849	2,222,196
Services received from Dada Group	694,207	938,627	1,565,470
Payment processing and other services received from JD Digits	2,936,416	3,930,847	4,980,748
Lease and property management services received from Core Fund	—	—	476,001
Services received from AiHuiShou Group	—	—	10,467
Other income:
Income from non-compete agreement with Dada Group	80,447	78,771	82,123
Interest income from loans provided to JD Digits	871,014	179,556	40,632
Interest income from loans provided to Core Fund	—	—	75,496

(**)	In March 2014, the Group entered into a series of agreements with Tencent and its affiliates pursuant to which the Group acquired 100% interests in Tencent’s Paipai and QQ Wanggou online marketplace businesses, a 9.9% stake in Shanghai Icson, logistics personnel and certain other assets. The Group also entered into a five-year strategic cooperation agreement and an eight-year non-compete
agreement with Tencent. In April 2016, the Group acquired the remaining equity interest in Shanghai Icson by exercising the rights previously granted to the Group in March 2014.

Schedule of the major related party balances
(b) The Group had the following balances with the major related parties:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Due from Tencent Group	595,105	862,781	1,128,102
Due from JD Digits
Loans provided to JD Digits (***)	11,747,066	4,427,907	365,089
Other receivables from/(payables to) JD Digits	328,969	(525,669)	1,363,479
Due from Core Fund
Loans provided to Core Fund (***)	—	—	579,118
Other receivables from Core Fund	—	—	569,832
Due from AiHuiShou Group	—	2,025	—

Total	12,671,140	4,767,044	4,005,620

Due to Lexin Group	(1,367)	—	—
Due to Tuniu Group	(5,451)	(585)	(2,133)
Due to Dada Group	(7,378)	(118,135)	(208,123)
Due to AiHuiShou Group	—	—	(17,504)

Total	(14,196)	(118,720)	(227,760)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(1,379,965)	(771,121)	(164,528)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(346,568)	(214,560)	(82,939)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(331,354)	(269,225)	(207,096)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to AiHuiShou Group	—	—	(1,899,099)

Total	(2,057,887)	(1,254,906)	(2,353,662)

Other liabilities in relation to non-compete obligation to Dada Group	(415,082)	(354,236)	(276,976)

Total	(415,082)	(354,236)	(276,976)

(***)
In relation to the loans provided to JD Digits and Core Fund, the Group charged JD Digits and Core Fund based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.